Financial instruments - Summary of presents the significant items in the original currencies exposed to currency risk (Detail) € in Thousands, $ in Thousands, $ in Thousands	Nov. 30, 2024 USD ($)	Nov. 30, 2024 CAD ($)	Nov. 30, 2024 EUR (€)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 CAD ($)	Nov. 30, 2023 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	$ 5,899			$ 34,097
Bonds and money market funds	3,723			6,290
Trade and other receivables	15,218			13,023
Accounts payable and accrued liabilities	$ (24,149)			$ (28,471)
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash		$ 663	€ 27		$ 358	€ 123
Bonds and money market funds		5,516	0		8,543	0
Trade and other receivables		217	12		296	2
Tax credits and grants receivable		234	63		497	145
Accounts payable and accrued liabilities		(9,115)	(890)		(5,395)	(224)
Lease liabilities		(1,307)	(228)		(925)	(288)
Provisions		0	0		(326)	(3,192)
Total exposure		$ (3,792)	€ (1,016)		$ 3,048	€ (3,434)